SHAREHOLDERS EQUITY (Stock Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 12, 2006	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 03, 2015
Stockholders' Equity [Line Items]
Options granted		63,864
Granted, weighted-average grant date fair value		$ 8.47	$ 17.4	$ 31.44
Unrecognized compensation cost		$ 1,101
Unrecognized compensation cost, recognition period		1 year
RSUs [Member]
Stockholders' Equity [Line Items]
Shares granted during the period		1,250
Shares vested during period		5,716		3,584
RSUs [Member] | Directors and officers [Member]
Stockholders' Equity [Line Items]
Shares granted during the period			3,750
Stock Options [Member] | Directors and officers [Member]
Stockholders' Equity [Line Items]
Options granted			20,334
The 2006 Plan [Member]
Stockholders' Equity [Line Items]
Shares available for future grants		32,165			63,750
Additional shares reserved for option plan	75,000
Shares authorized		214,723